Fixed Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 63,859	$ 8,994	¥ 56,260
Accumulated depreciation and impairment	(35,899)	(5,056)	(32,287)
Fixed assets, net	27,960	3,938	23,973
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	51,656	7,276	44,246
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,146	725	5,125
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,217	594	4,195
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	883	124	676
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,132	159	1,237
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	540	76	490
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 285	$ 40	¥ 291